Share-Based Payments - Summary of Number of Outstanding Deferred and Restricted stock Units (Detail) - Restricted Stock Units And Performance Stock Units [Member] Unit_pure in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AB InBev [member]
Disclosure of other equity instruments [line items]
RSUs and PSUs outstanding at 1 January	31.2	29.0	28.7
RSUs and PSUs issued during the year	9.7	7.3	5.9
RSUs and PSUs vested during the year	(14.9)	(4.1)	(4.3)
RSUs and PSUs forfeited during the year	(0.8)	(1.1)	(1.3)
RSUs and PSUs outstanding at the end of December	25.2	31.2	29.0
Brazil [Member] | Ambev [member]
Disclosure of other equity instruments [line items]
RSUs and PSUs outstanding at 1 January	120.4	120.0	109.8
RSUs and PSUs issued during the year	33.9	25.6	33.7
RSUs and PSUs vested during the year	(48.7)	(20.3)	(18.3)
RSUs and PSUs forfeited during the year	(4.8)	(4.9)	(5.2)
RSUs and PSUs outstanding at the end of December	100.8	120.4	120.0